Note 4 - Property and Equipment, Net	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	September 30, 2021
	$	$
		(Unaudited)

Office equipment	181	213
Laboratory equipment	121	127
Motor vehicles	24	24
Leasehold improvements	116	117

	442	481
Less: accumulated depreciation	(258)	(312)

Property and equipment, net	184	169

Depreciation expenses for the three and nine months ended September 30, 2020 were $22 and $54, respectively. Depreciation expenses for the three and nine months ended September 30, 2021 were $17 and $54, respectively.